Employee Stock And Incentive Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period specified in grant, in years	3 years
TSR For The Companies Listed In The Standard And Poor's Midcap Utilities Index [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	25.00%
TSR For A Specific Peer Group Of Six Other Investor-Owned Water Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	25.00%
Company's Three-Year Compound Annual Growth Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	50.00%
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	6,250,000
Maximum percentage of shares available for issuance may be issued as restricted stock	50.00%
Maximum number of shares subject to grants to any one individual in any one year	250,000
Underlying stock option and restricted stock awards available for grant	4,680,779
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of compound annual growth rate in earnings per share	3 years
Target earnings per share compound annual growth rate	5.00%
PSUs will be earned based on the Company's TSR	30.00%
PSUs will be earned based on maintaining an average ratio of operations and maintenance expenses	20.00%
Unrecognized compensation costs	$ 4,486
Period over which unrecognized compensation cost will be recognized	1 year 7 months 6 days
Aggregate intrinsic value	12,458
Intrinsic value of awards vested	415
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	0.00%
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	200.00%
Amortization period of fair value of shares, in months	36 months
Vesting period, in years	3 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs	1,070
Vesting period, in years	3 years
Period over which unrecognized compensation cost will be recognized	1 year 7 months 6 days
Aggregate intrinsic value	2,658
Intrinsic value of awards vested	449	247
Fair value of awards vested	348	195
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization period of fair value of shares, in months	36 months
Unrecognized compensation costs	0
Vesting period, in years	10 years
Adjustment to compensation expense	644
Additional tax expense due to favorable adjustment to compensation expense	52
Percentage of options exercisable annually	33.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs	338
Period over which unrecognized compensation cost will be recognized	6 months
Aggregate intrinsic value	1,474
Intrinsic value of awards vested	2,236	2,384	2,020
Fair value of awards vested	$ 1,560	$ 1,971	$ 1,650